Lease - Schedule of Maturities of Operating Lease Liabilities (Details) ¥ in Thousands	Jun. 30, 2025 CNY (¥)
Schedule of Maturities of Operating Lease Liabilities [Abstract]
For the year ended June 30, 2026	¥ 21,367
For the year ended June 30, 2027	2,376
Total operating lease payments	23,743
Less: imputed interest	(299)
Present value of operating lease liabilities	¥ 23,444